Stock-Based Compensation (10K) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense	$ 924,586	$ 68,706	$ 3,700,431	$ 256,642
Number options, granted	5,455,092	0	5,536,249	757,977
Unrecognized compensation cost related to unvested stock options			$ 6,159,462
Weighted average period	3 years 5 months 19 days		2 years 2 months 12 days
Directors [Member]
Number of shares issued during period for compensation			322,860
Employees And Directors [Member]
Stock-based compensation expense	$ 943,417	$ 68,706	$ 829,667	$ 148,334
2015 Stock Option Plan [Member]
Shares authorized and reserved for issuance			14,000,000
Percentage of stock issued and outstanding			5.00%
Issuance Of Stock Options [Member]
Stock-based compensation expense			$ 529,667
Issuance Of Shares [Member]
Stock-based compensation expense			$ 300,000